Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Schedule of Convertible Notes

The summary of all the Convertible Notes activity is as follows:

December 31,
2024
Principal balance	$2,500,000
Less: conversions into ordinary shares	-
Less: repayments in cash	-
Remaining balance	2,500,000
Less: debentures discount and debts issuance cost	548,750
Interest expenses	74,190
Total	$2,025,440
Less: non-current	-
Total current	$2,025,440